BALANCE SHEET - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 312,707	$ 894,589
Prepaid expenses	30,833	257,110
Total Current Assets	343,540	1,151,699
Marketable securities held in Trust Account	254,187,706	251,924,993
Total Assets	254,531,246	253,076,692
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities - accounts payable and accrued expenses	3,152,970	96,895
Deferred underwriting fee payable	8,750,000	8,750,000
Total Liabilities	11,902,970	8,846,895
Commitments
Class A ordinary shares subject to possible redemption, 23,371,338 and 23,740,181 shares at redemption value at December 31, 2020 and 2019, respectively	237,628,272	239,229,796
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	4,982,578	3,381,091
Retained earnings	16,638	1,618,159
Total Shareholders' Equity	5,000,004	5,000,001
Total Liabilities and Shareholders' Equity	254,531,246	253,076,692
Class A Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares	163	126
Class B Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares	$ 625	$ 625